Intangible Assets, Net (Finite-lived Intangible Assets by Major Class) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 323,528	$ 282,191
Accumulated Amortization	(238,443)	(209,143)
Impairment	(73,648)	(48,977)
Net Carrying Amount	11,437	24,071
Purchased Video content [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	217,610	177,307
Accumulated Amortization	(179,167)	(156,198)
Impairment	(35,940)	(18,556)
Net Carrying Amount	2,503	2,553
Operating rights for licensed games [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	47,226	46,237
Accumulated Amortization	(27,992)	(22,239)
Impairment	(12,365)	(11,776)
Net Carrying Amount	6,869	12,222
Domain names and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	27,644	28,054
Accumulated Amortization	(11,210)	(11,124)
Impairment	(16,176)	(9,341)
Net Carrying Amount	258	7,589
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	16,231	15,550
Accumulated Amortization	(14,515)	(13,948)
Impairment	0	0
Net Carrying Amount	1,716	1,602
Developed technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	8,773	8,902
Accumulated Amortization	(1,441)	(1,463)
Impairment	(7,332)	(7,439)
Net Carrying Amount	0	0
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	6,044	6,141
Accumulated Amortization	(4,118)	(4,171)
Impairment	(1,835)	(1,865)
Net Carrying Amount	$ 91	$ 105